Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended
	Nov. 25, 2017	Nov. 26, 2016
Entity Information [Line Items]
Income before income taxes	$ 16,708
Provision for income taxes	$ 6,490
Effective tax rate	38.80%
(Predecessor)
Entity Information [Line Items]
Income before income taxes		$ 11,686
Provision for income taxes		$ 4,899
Effective tax rate		41.90%